TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TRADE AND OTHER RECEIVABLES.
Trade receivables	$ 1,166	$ 1,125	$ 1,042
Less: provision for bad and doubtful debts	(62)	(69)	(54)	$ (64)
Trade receivables - net	1,104	1,056	988
Derivatives - forward foreign exchange, currency swaps and interest rate contracts	37	28	48
Other receivables	107	92	76
Prepayments	69	82	73
Total trade and other receivables, current	1,317	1,258	1,185
Other non-current assets	16	16
Total trade and other receivables	$ 1,333	$ 1,274	$ 1,185